Material Related Party Transactions - Details of Significant Transactions with Related Parties (Parenthetical) (Detail) ¥ in Millions	Aug. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [abstract]
Percentage of voting equity interests acquired	100.00%
Cash consideration	¥ 400